INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

As of December 31, 2017
		Gross		Net
	Amortization	carrying	Accumulated	carrying
RMB	period	amount	amortization	amount
Domain name	5 years	3,484,000	(2,206,533)	1,277,467

	As of December 31, 2018
		Gross		Net
	Amortization	carrying	Accumulated	carrying
RMB	period	amount	amortization	amount
Trademarks	5 years	8,564,505	(1,427,418)	7,137,087
Domain name	5 years	3,484,000	(2,903,333)	580,667
Total		12,048,505	(4,330,751)	7,717,754

Amortization expenses of RMB696,800,  RMB696,800 and RMB2,072,389 were recognized in general and administrative expenses for the years ended December 31, 2016, 2017 and 2018, respectively.

As of December 31, 2018, estimated amortization expense of the existing intangible assets for each of the next five years is RMB2,293,568,  RMB1,712,901,  RMB1,712,901,  RMB1,712,901 and RMB285,483, respectively.